UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21989

AllianzGI Equity & Convertible Income Fund
(Exact name of registrant as specified in charter)

1633 Broadway New York, New York		10019
(Address of principal executive offices)		(Zip code)

Scott Whisten — 1633 Broadway New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3367

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2018

Item 1. Schedule of Investments

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

April 30, 2018 (unaudited)

Shares		Value*
COMMON STOCK - 64.8%
Aerospace & Defense - 1.5%
20,600	Boeing Co. (f)	$6,871,336
13,900	Raytheon Co. (f)	2,848,666
		9,720,002
Automobiles - 0.8%
465,300	Ford Motor Co.	5,229,972

Banks - 3.0%
297,900	Bank of America Corp. (f)	8,913,168
95,700	JPMorgan Chase & Co. (f)	10,410,246
		19,323,414
Beverages - 0.7%
45,800	PepsiCo, Inc.	4,623,052

Biotechnology - 3.5%
78,700	AbbVie, Inc.	7,598,485
9,700	Biogen, Inc. (h)	2,653,920
91,000	Gilead Sciences, Inc.	6,572,930
38,500	Vertex Pharmaceuticals, Inc. (f)(h)	5,896,660
		22,721,995
Building Products - 0.7%
133,544	Johnson Controls International PLC	4,523,135

Chemicals - 0.8%
46,400	Chemours Co.	2,246,224
43,600	DowDuPont, Inc.	2,757,264
		5,003,488
Construction & Engineering - 0.1%
13,000	Fluor Corp.	766,350

Diversified Telecommunication Services - 0.5%
65,800	Verizon Communications, Inc.	3,247,230

Electric Utilities - 0.5%
85,560	Exelon Corp.	3,395,021

Electronic Equipment, Instruments & Components - 0.6%
48,000	Amphenol Corp., Class A	4,018,080

Energy Equipment & Services - 1.7%
103,271	Baker Hughes a GE Co.	3,729,116
53,600	National Oilwell Varco, Inc.	2,072,712
72,000	Schlumberger Ltd.	4,936,320
		10,738,148
Food & Staples Retailing - 2.5%
34,500	Costco Wholesale Corp. (f)	6,802,020
182,400	Kroger Co.	4,594,656
74,100	Walgreens Boots Alliance, Inc.	4,923,945
		16,320,621
Healthcare Equipment & Supplies - 1.7%
93,300	Baxter International, Inc.	6,484,350
10,400	Intuitive Surgical, Inc. (f)(h)	4,584,112
		11,068,462
Healthcare Providers & Services - 2.8%
46,400	McKesson Corp.	7,248,144
44,400	UnitedHealth Group, Inc. (f)	10,496,160
		17,744,304
Hotels, Restaurants & Leisure - 2.4%
46,400	McDonald’s Corp. (f)	7,769,216

128,900	Starbucks Corp.	7,420,773
		15,189,989
Household Durables - 0.8%
111,900	DR Horton, Inc. (f)	4,939,266

Industrial Conglomerates - 1.3%
17,800	3M Co. (f)	3,460,142
122,459	General Electric Co.	1,722,998
20,900	Honeywell International, Inc.	3,023,812
		8,206,952
Internet & Catalog Retail - 3.0%
9,400	Amazon.com, Inc. (f)(h)	14,721,622
14,300	Netflix, Inc. (f)(h)	4,468,178
		19,189,800
Internet Software & Services - 4.8%
44,800	Alibaba Group Holding Ltd., ADR (f)(h)	7,998,592
11,800	Alphabet, Inc., Class A (f)(h)	12,019,244
60,700	Facebook, Inc., Class A (f)(h)	10,440,400
		30,458,236
IT Services - 3.7%
37,200	International Business Machines Corp.	5,392,512
72,300	Square, Inc., Class A (h)	3,422,682
115,500	Visa, Inc., Class A (f)	14,654,640
		23,469,834
Machinery - 2.8%
68,900	Caterpillar, Inc. (f)	9,946,404
58,000	Deere & Co. (f)	7,849,140
		17,795,544
Media - 2.2%
158,700	Comcast Corp., Class A	4,981,593
88,200	Walt Disney Co.	8,849,106
		13,830,699
Multi-Line Retail - 1.3%
118,000	Target Corp.	8,566,800

Oil, Gas & Consumable Fuels - 1.7%
77,900	Occidental Petroleum Corp.	6,018,554
86,739	Southwestern Energy Co. (h)	355,630
40,600	Valero Energy Corp. (f)	4,503,758
		10,877,942
Pharmaceuticals - 1.1%
10,775	Allergan PLC	1,655,579
99,100	Bristol-Myers Squibb Co.	5,166,083
		6,821,662
Road & Rail - 1.1%
53,700	Union Pacific Corp. (f)	7,175,931

Semiconductors & Semiconductor Equipment - 7.5%
31,600	Broadcom, Inc. (f)	7,249,672
194,200	Intel Corp. (f)	10,024,604
139,000	Micron Technology, Inc. (h)	6,391,220
39,700	NVIDIA Corp. (f)	8,928,530
128,100	QUALCOMM, Inc.	6,534,381
87,300	Texas Instruments, Inc.	8,854,839
		47,983,246
Software - 6.1%
46,300	Adobe Systems, Inc. (f)(h)	10,260,080
151,600	Microsoft Corp. (f)	14,177,632
70,800	Oracle Corp.	3,233,436
17,600	Salesforce.com, Inc. (f)(h)	2,129,424
24,900	ServiceNow, Inc. (f)(h)	4,136,886
51,400	Take-Two Interactive Software, Inc. (h)	5,125,094
		39,062,552

Specialty Retail - 1.7%
58,900	Home Depot, Inc. (f)	10,884,720

Technology Hardware, Storage & Peripherals - 1.9%
72,400	Apple, Inc.	11,964,824
Total Common Stock (cost-$453,933,833)		414,861,271

Principal Amount (000s)
CONVERTIBLE BONDS & NOTES - 25.5%
Aerospace & Defense - 0.4%
$865	Aerojet Rocketdyne Holdings, Inc., 2.25%, 12/15/23	1,098,377
1,635	Arconic, Inc., 1.625%, 10/15/19	1,635,497
		2,733,874
Auto Components - 0.3%
1,725	Meritor, Inc., 3.25%, 10/15/37 (a)(b)	1,717,151

Auto Manufacturers - 0.6%
	Tesla, Inc.,
3,130	0.25%, 3/1/19	3,226,814
710	2.375%, 3/15/22	783,004
		4,009,818
Biotechnology - 1.7%
	BioMarin Pharmaceutical, Inc.,
2,650	0.599%, 8/1/24	2,555,472
1,210	1.50%, 10/15/20	1,364,206
1,240	Exact Sciences Corp., 1.00%, 1/15/25	1,212,100
1,500	Illumina, Inc., 0.50%, 6/15/21	1,880,368
590	Innoviva, Inc., 2.50%, 8/15/25 (a)(b)	638,693
1,060	Insmed, Inc., 1.75%, 1/15/25	993,519
930	Ionis Pharmaceuticals, Inc., 1.00%, 11/15/21	930,113
1,205	Medicines Co., 2.75%, 7/15/23	1,120,393
		10,694,864
Commercial Services - 0.2%
965	Macquarie Infrastructure Corp., 2.875%, 7/15/19	962,583

Computers - 1.0%
1,500	Electronics For Imaging, Inc., 0.75%, 9/1/19	1,449,864
345	Lumentum Holdings, Inc., 0.25%, 3/15/24	385,193
1,115	Nutanix, Inc., zero coupon, 1/15/23 (a)(b)	1,383,046
1,215	Pure Storage, Inc., 0.125%, 4/15/23 (a)(b)	1,262,065
2,125	Western Digital Corp., 1.50%, 2/1/24 (a)(b)	2,222,727
		6,702,895
Diversified Financial Services - 0.9%
	Encore Capital Group, Inc.,
2,000	2.875%, 3/15/21	1,998,000
410	3.25%, 3/15/22	472,730
3,625	PRA Group, Inc., 3.00%, 8/1/20	3,486,797
		5,957,527
Electrical Equipment - 0.2%
1,155	SunPower Corp., 4.00%, 1/15/23	986,070

Electronics - 0.2%
1,370	OSI Systems, Inc., 1.25%, 9/1/22	1,243,275

Energy-Alternate Sources - 0.2%
	SunEdison, Inc. (c)(e),
4,000	2.625%, 6/1/23	90,000
1,000	3.375%, 6/1/25	22,500
1,170	Tesla Energy Operations, Inc., 1.625%, 11/1/19	1,089,503
		1,202,003
Engineering & Construction - 0.2%
870	Dycom Industries, Inc., 0.75%, 9/15/21	1,073,914

Entertainment - 0.4%
1,675	Live Nation Entertainment, Inc., 2.50%, 3/15/23 (a)(b)	1,657,429

1,050	Marriott Vacations Worldwide Corp., 1.50%, 9/15/22 (a)(b)	1,108,494
		2,765,923
Equity Real Estate Investment Trusts (REITs) - 0.8%
1,900	IH Merger Sub LLC, 3.50%, 1/15/22	2,159,662
1,035	Spirit Realty Capital, Inc., 2.875%, 5/15/19	1,031,702
2,000	Two Harbors Investment Corp., 6.25%, 1/15/22	2,072,000
		5,263,364
Healthcare-Products - 0.8%
1,055	Insulet Corp., 1.375%, 11/15/24 (a)(b)	1,196,106
1,665	NuVasive, Inc., 2.25%, 3/15/21	1,840,866
2,360	Wright Medical Group, Inc., 2.00%, 2/15/20	2,383,600
		5,420,572
Healthcare-Services - 0.3%
1,070	Molina Healthcare, Inc., 1.125%, 1/15/20	2,234,297

Internet - 3.0%
2,070	Altaba, Inc., zero coupon, 12/1/18	2,735,435
3,280	Booking Holdings, Inc., 0.35%, 6/15/20	5,492,163
1,100	FireEye, Inc., 1.00%, 6/1/35, Ser. A	1,050,448
1,185	IAC FinanceCo., Inc., 0.875%, 10/1/22 (a)(b)	1,454,015
1,380	Liberty Expedia Holdings, Inc., 1.00%, 6/30/47 (a)(b)	1,353,263
1,000	Okta, Inc., 0.25%, 2/15/23 (a)(b)	1,149,026
1,100	Palo Alto Networks, Inc., zero coupon, 7/1/19	1,931,439
1,700	Pandora Media, Inc., 1.75%, 12/1/20	1,572,362
	Twitter, Inc.,
1,100	0.25%, 9/15/19	1,055,559
1,100	1.00%, 9/15/21	1,034,904
700	Wayfair, Inc., 0.375%, 9/1/22 (a)(b)	651,802
		19,480,416
Iron/Steel - 0.2%
730	Allegheny Technologies, Inc., 4.75%, 7/1/22	1,463,514

Lodging - 0.3%
1,225	Caesars Entertainment Corp., 5.00%, 10/1/24	2,154,530

Machinery-Diversified - 0.2%
925	Chart Industries, Inc., 1.00%, 11/15/24 (a)(b)	1,069,286

Media - 1.7%
	DISH Network Corp.,
1,385	2.375%, 3/15/24	1,201,988
3,780	3.375%, 8/15/26	3,439,879
865	Liberty Interactive LLC, 1.75%, 9/30/46 (a)(b)	909,115
	Liberty Media Corp.,
1,205	1.00%, 1/30/23	1,257,504
1,485	1.375%, 10/15/23	1,710,869
2,125	2.125%, 3/31/48 (a)(b)	2,105,078
		10,624,433
Miscellaneous Manufacturing - 0.3%
1,200	Trinity Industries, Inc., 3.875%, 6/1/36	1,595,398

Oil, Gas & Consumable Fuels - 1.3%
2,235	Chesapeake Energy Corp., 5.50%, 9/15/26	1,963,671
750	Helix Energy Solutions Group, Inc., 4.25%, 5/1/22	770,642
2,000	Nabors Industries, Inc., 0.75%, 1/15/24	1,572,500
1,500	SM Energy Co., 1.50%, 7/1/21	1,541,802
950	Transocean, Inc., 0.50%, 1/30/23	1,296,750
1,065	Weatherford International Ltd., 5.875%, 7/1/21	1,014,670
		8,160,035
Pharmaceuticals - 1.6%
Jazz Investments I Ltd.,
3,000	1.50%, 8/15/24 (a)(b)	2,970,510
1,900	1.875%, 8/15/21	1,989,167
1,400	Neurocrine Biosciences, Inc., 2.25%, 5/15/24 (a)(b)	1,813,692
1,000	Paratek Pharmaceuticals, Inc., 4.75%, 5/1/24 (a)(b)	999,375
1,055	Sarepta Therapeutics, Inc., 1.50%, 11/15/24 (a)(b)	1,354,135
270	TESARO, Inc., 3.00%, 10/1/21	443,060
1,115	Teva Pharmaceutical Finance Co. LLC, 0.25%, 2/1/26, Ser. C	983,986
		10,553,925
Pipelines - 0.5%
4,000	Cheniere Energy, Inc., 4.25%, 3/15/45	3,139,356

Semiconductors - 4.4%
870	Advanced Micro Devices, Inc., 2.125%, 9/1/26	1,352,252
	Cypress Semiconductor Corp.,
2,340	2.00%, 2/1/23 (a)(b)	2,422,754
215	4.50%, 1/15/22	276,846
2,145	Intel Corp., 3.25%, 8/1/39	5,332,524
5,750	Microchip Technology, Inc., 1.625%, 2/15/27	6,499,225
2,960	Micron Technology, Inc., 3.00%, 11/15/43, Ser. G	4,700,678
440	Novellus Systems, Inc., 2.625%, 5/15/41	2,432,010
1,590	ON Semiconductor Corp., 1.625%, 10/15/23	2,051,765
1,725	Silicon Laboratories, Inc., 1.375%, 3/1/22	2,048,437
485	Synaptics, Inc., 0.50%, 6/15/22 (a)(b)	454,249
870	Veeco Instruments, Inc., 2.70%, 1/15/23	775,634
		28,346,374
Software - 2.4%
2,380	Citrix Systems, Inc., 0.50%, 4/15/19	3,422,421
1,055	Evolent Health, Inc., 2.00%, 12/1/21	1,102,475
	Nuance Communications, Inc.,
1,075	1.00%, 12/15/35	1,006,466
1,750	1.25%, 4/1/25	1,728,298
820	Proofpoint, Inc., 0.75%, 6/15/20	1,241,304
990	Red Hat, Inc., 0.25%, 10/1/19	2,197,187
1,070	ServiceNow, Inc., zero coupon, 11/1/18	2,401,722
2,080	Workday, Inc., 0.25%, 10/1/22 (a)(b)	2,249,520
		15,349,393
Telecommunications - 0.9%
355	CalAmp Corp., 1.625%, 5/15/20	360,254
540	Ciena Corp., 3.75%, 10/15/18	706,522
1,470	Finisar Corp., 0.50%, 12/15/36	1,326,575
1,300	Gogo, Inc., 3.75%, 3/1/20	1,196,940
1,980	Viavi Solutions, Inc., 1.00%, 3/1/24	1,991,999
		5,582,290
Transportation - 0.5%
1,380	Atlas Air Worldwide Holdings, Inc., 2.25%, 6/1/22	1,621,453
325	Echo Global Logistics, Inc., 2.50%, 5/1/20	331,998
1,125	Greenbrier Cos., Inc., 2.875%, 2/1/24	1,216,837
		3,170,288
Total Convertible Bonds & Notes (cost-$160,683,707)		163,657,368

Shares
CONVERTIBLE PREFERRED STOCK - 6.5%
Banks - 1.5%
3,400	Bank of America Corp., 7.25%, Ser. L (d)	4,328,200
4,335	Wells Fargo & Co., 7.50%, Ser. L (d)	5,551,444
		9,879,644
Commercial Services & Supplies - 0.2%
29,890	Stericycle, Inc., 5.25%, 9/15/18	1,357,604

Diversified Telecommunication Services - 0.1%
42,905	Frontier Communications Corp., 11.125%, 6/29/18, Ser. A	567,633

Electric Utilities - 0.5%
50,000	NextEra Energy, Inc., 6.123%, 9/1/19	2,890,000

Electronic Equipment, Instruments & Components - 0.1%
10,350	Belden, Inc., 6.75%, 7/15/19	898,484

Equity Real Estate Investment Trusts (REITs) - 0.7%
2,780	Crown Castle International Corp., 6.875%, 8/1/20, Ser. A	2,851,425
32,170	Welltower, Inc., 6.50%, Ser. I (d)	1,800,876
		4,652,301
Food & Beverage - 0.2%
8,430	Post Holdings, Inc., 2.50% (d)	1,273,657

Gas Utilities - 0.4%
42,965	South Jersey Industries, Inc., 7.25%, 4/15/21	2,234,180

Hand/Machine Tools - 0.3%
19,595	Stanley Black & Decker, Inc., 5.375%, 5/15/20	2,108,861

Healthcare Providers & Services - 0.7%
73,670	Anthem, Inc., 5.25%, 5/1/18	4,188,876

Healthcare-Products - 0.5%
57,500	Becton Dickinson and Co., 6.125%, 5/1/20, Ser. A	3,471,275

Metal Fabricate/Hardware - 0.2%
25,935	Rexnord Corp., 5.75%, 11/15/19, Ser. A	1,553,636

Multi-Utilities - 0.3%
17,705	Sempra Energy, 6.00%, 1/15/21, Ser. A	1,820,605

Oil, Gas & Consumable Fuels - 0.6%
25,000	ATP Oil & Gas Corp., 8.00% (a)(b)(c)(d)(e)(g) (acquisition cost-$3,160,750; purchased 4/21/10)	2
47,840	Kinder Morgan, Inc., 9.75%, 10/26/18, Ser. A	1,487,824
35,410	WPX Energy, Inc., 6.25%, 7/31/18, Ser. A	2,541,022
		4,028,848
Pharmaceuticals - 0.2%
2,960	Teva Pharmaceutical Industries Ltd., 7.00%, 12/15/18	1,019,572
Total Convertible Preferred Stock (cost-$49,935,271)		41,945,176

Principal Amount (000s)
CORPORATE BONDS & NOTES - 0.5%
Oil, Gas & Consumable Fuels - 0.2%
$2,509	Cobalt International Energy, Inc., 7.75%, 12/1/23	1,329,770

Pharmaceuticals - 0.3%
1,540	Herbalife Nutrition Ltd., 2.625%, 3/15/24 (a)(b)	1,627,067
Total Corporate Bonds & Notes (cost-$4,045,369)		2,956,837

Repurchase Agreements - 3.0%
19,321	State Street Bank and Trust Co., dated 4/30/18, 0.28%, due 5/1/18, proceeds $19,321,150; collateralized by U.S. Treasury Bonds, 1.625%, due 2/15/26, valued at $19,711,431 including accrued interest (cost-$19,321,000)	19,321,000

Total Investments, before options written (cost-$687,919,180)-100.3%		642,741,652

Total Options Written —(0.0)% (premiums received-$490,925) (h)(i)(j)		(303,263)

Total Investments, net of options written (cost-$687,428,255) (k)-100.3%		642,438,389
Other liabilities in excess of other assets-(0.3)%		(1,929,635)
Net Assets-100.0%		$640,508,754

Notes to Schedule of Investments:

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of official closing prices, last reported sales prices, or if no sales or closing prices are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to the investment manager, Allianz Global Investors U.S. LLC (the “Investment Manager”). The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as necessary. The Investment Manager monitors the continued appropriateness of methods applied and identifies circumstances and events that may require fair valuation. The Investment Manager determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Investment Manager determines that a valuation method may no longer be appropriate, another valuation method previously approved by the Fund’s Valuation Committee may be selected or the Fund’s Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures adopted by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Fund’s Valuation Committee.

Short-term debt instruments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premiums or discounts based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business. In unusual circumstances, the Board or the Valuation Committee may in good faith determine the NAV as of 4:00 p.m., Eastern Time, notwithstanding an earlier, unscheduled close or halt of trading on the NYSE.

(a)              Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $33,768,600, representing 5.3% of net assets.

(b)              144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $33,768,600, representing 5.3% of net assets.

(c)               Fair-Valued—Securities with an aggregate value of $112,502, representing less than 0.05% of net assets.

(d)              Perpetual maturity. The date shown, if any, is the next call date.

(e)               Level 3 security.

(f)                All or partial amount segregated for the benefit of the counterparty as collateral for options written.

(g)               Restricted. The acquisition cost of such security is $3,160,750. The value is $2, representing less than 0.05% of net assets.

(h)              Non-income producing.

(i)                  Exchange traded-Chicago Board Options Exchange.

(j)                 Exchange traded option contracts outstanding at April 30, 2018:

Options written contracts outstanding at April 30, 2018:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
Call options:
3M Co.	232.50 USD	5/18/18	(65)	$(6,500)	$(390)	$(5,920)	$5,530
Adobe Systems, Inc.	245.00 USD	5/18/18	(230)	(23,000)	(6,095)	(16,271)	10,176
Alibaba Group Holding Ltd.	190.00 USD	5/18/18	(315)	(31,500)	(75,758)	(69,630)	(6,128)
Alphabet, Inc.	1,160.00 USD	5/18/18	(60)	(6,000)	(1,950)	(48,945)	46,995
Amazon.com, Inc.	1,650.00 USD	5/4/18	(45)	(4,500)	(36,900)	(41,827)	4,927
Bank of America Corp.	32.00 USD	5/18/18	(710)	(71,000)	(2,485)	(7,208)	4,723
Boeing Co.	365.00 USD	5/18/18	(125)	(12,500)	(4,437)	(28,664)	24,227
Broadcom Ltd.	260.00 USD	5/18/18	(220)	(22,000)	(2,200)	(7,639)	5,439
Caterpillar, Inc.	170.00 USD	5/18/18	(170)	(17,000)	(510)	(10,605)	10,095
Costco Wholesale Corp.	205.00 USD	5/18/18	(245)	(24,500)	(12,863)	(10,747)	(2,116)
DR Horton, Inc.	48.00 USD	5/18/18	(785)	(78,500)	(4,710)	(14,202)	9,492
Facebook, Inc.	185.00 USD	5/18/18	(275)	(27,500)	(11,688)	(24,300)	12,612
Home Depot, Inc.	200.00 USD	5/18/18	(290)	(29,000)	(5,800)	(7,891)	2,091
Intel Corp.	56.50 USD	5/18/18	(955)	(95,500)	(11,460)	(31,707)	20,247
Intuitive Surgical, Inc.	482.50 USD	5/18/18	(55)	(5,500)	(3,300)	(11,105)	7,805
JPMorgan Chase & Co.	119.00 USD	5/18/18	(570)	(57,000)	(2,565)	(11,475)	8,910
McDonald’s Corp.	170.00 USD	5/18/18	(235)	(23,500)	(30,668)	(8,233)	(22,435)
Microsoft Corp.	102.00 USD	5/18/18	(760)	(76,000)	(5,700)	(13,864)	8,164
Netflix, Inc.	350.00 USD	5/18/18	(85)	(8,500)	(6,120)	(8,849)	2,729
NVIDIA Corp.	257.50 USD	5/18/18	(235)	(23,500)	(26,085)	(29,525)	3,440
Raytheon Co.	230.00 USD	5/18/18	(70)	(7,000)	(630)	(6,632)	6,002
Salesforce.com, Inc.	130.00 USD	5/18/18	(110)	(11,000)	(4,785)	(6,267)	1,482
ServiceNow, Inc.	185.00 USD	5/18/18	(125)	(12,500)	(2,812)	(10,615)	7,803
Union Pacific Corp.	145.00 USD	5/18/18	(320)	(32,000)	(3,040)	(25,235)	22,195
UnitedHealth Group, Inc.	250.00 USD	5/18/18	(225)	(22,500)	(7,537)	(7,164)	(373)
Valero Energy Corp.	115.00 USD	5/18/18	(205)	(20,500)	(18,963)	(12,112)	(6,851)
Vertex Pharmaceuticals, Inc.	180.00 USD	5/18/18	(195)	(19,500)	(6,337)	(6,712)	375
Visa, Inc.	132.00 USD	5/18/18	(230)	(23,000)	(7,475)	(7,581)	106
Total options written contracts					$(303,263)	$(490,925)	$187,662

(k)              At April 30, 2018, the aggregate cost basis of portfolio securities for federal income tax purposes was $687,594,275. Gross unrealized appreciation was $41,364,349; gross unrealized depreciation was $86,520,235; and net unrealized depreciation was $45,155,886. The difference between book and tax cost was attributable to wash sale loss deferrals and differing treatment of bond premium amortization.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

•                  Level 2 — valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•                  Level 3 — valuations based on significant unobservable inputs (including the Investment Manager’s or Fund’s Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the three months ended April 30, 2018 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with accounting principles generally accepted in the United States of America.

Equity Securities (Common and Preferred Stock) — Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes — Convertible bonds & notes are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes — Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts — Option contracts traded over-the-counter (“OTC”) and FLexible EXchange (“FLEX”) options are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at April 30, 2018 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 4/30/18
Investments in Securities - Assets
Common Stock	$414,861,271	$—	$—	$414,861,271
Convertible Bonds & Notes:
Energy-Alternate Sources	—	1,089,503	112,500	1,202,003
All Other	—	162,455,365	—	162,455,365
Convertible Preferred Stock:
Food & Beverage	—	1,273,657	—	1,273,657
Healthcare-Products	—	3,471,275	—	3,471,275
Oil, Gas & Consumable Fuels	4,028,846	—	2	4,028,848
Pharmaceuticals	—	1,019,572	—	1,019,572
All Other	32,151,824	—	—	32,151,824
Corporate Bonds & Notes	—	2,956,837	—	2,956,837
Repurchase Agreements	—	19,321,000	—	19,321,000
	451,041,941	191,587,209	112,502	642,741,652
Investments in Securities - Liabilities
Options Written:
Market Price	(303,263)	—	—	(303,263)
Totals	$450,738,678	$191,587,209	$112,502	$642,438,389

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the period or three months ended April 30, 2018, was as follows:

	Beginning Balance 1/31/18	Purchases	Sales		Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3*	Ending Balance 4/30/18
Investments in Securities - Assets
Convertible Bonds & Notes:
Energy-Alternate Sources	$112,500	—	$(3,429	)+	$4,136	—	$(707)	—	—	$112,500
Convertible Preferred Stock:
Equity Real Estate Investment Trusts (REITs)	3,125,415	—	—		—	—	(273,990)	—	$(2,851,425)	—
Oil, Gas & Consumable Fuels	2	—	—		—	—	—	—		2
Totals	$3,237,917	—	$(3,429)		$4,136	—	$(274,697)	—	$(2,851,425)	$112,502

* Transferred out of Level 3 and into Level 1. This transfer was a result of a security with an exchange-traded closing price at April 30, 2018, which was not available on January 31, 2018.

+ Issued or removed via corporate action.

The table above includes Level 3 investments that are valued by brokers and pricing services. The inputs of these investments are not readily available or cannot be reasonably estimated.

The net change in unrealized appreciation/depreciation of Level 3 investments held at April 30, 2018 was $(707).

Glossary:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are filed and attached hereto as Exhibit 99_CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AllianzGI Equity & Convertible Income Fund

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo
President & Chief Executive Officer

Date: June 22, 2018

By:	/s/ Scott Whisten
Scott Whisten
Treasurer, Principal Financial & Accounting Officer

Date: June 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo
President & Chief Executive Officer

Date: June 22, 2018

By:	/s/ Scott Whisten
Scott Whisten
Treasurer, Principal Financial & Accounting Officer

Date: June 22, 2018